Basis Of Presentation And Summary Of Significant Accounting Policies (Narrative) (Detail) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 17, 2015 USD ($)	Jun. 30, 2016 USD ($) Item Customer shares	Jul. 02, 2015 USD ($) Customer shares	Jun. 30, 2016 USD ($) Item Customer Segment shares	Jul. 02, 2015 USD ($) Customer shares	Dec. 31, 2015 USD ($) Item Customer shares	Jan. 01, 2015 USD ($) Item Customer	Dec. 26, 2013 USD ($) Customer	Dec. 27, 2012 USD ($)
Accounting Policies [Line Items]
Long-term exhibitor services agreements remaining maturity				21 years
Common membership units outstanding | shares		137,156,732		137,156,732		135,142,972
Membership units exchangeable into common stock ratio				100.00%		100.00%
Payments for merger-related costs					$ 15.0	$ 15.0
Merger termination fee and related merger costs			$ 0.9		$ 41.8	41.8
Number of reported segment | Segment				1
Number of shares acquired due to vesting and exercise of options | shares		15,922	67,993	597,245	261,112
Unit settlement for share-based compensation		$ 0.0	$ 0.7	$ 0.3	$ 1.1	1.3	$ 0.8	$ 20.3
Advertising revenue		115.4	$ 121.5	191.6	$ 198.4	446.5	394.0	426.3
Revenue from barter transactions						2.0	1.3	1.9
Expenses from barter transactions						2.5	1.2	2.9
Restricted cash						0.3	0.3
Net book value		27.6		27.6		25.1	22.4
Depreciation expense						9.6	11.1	10.4
Research and development expense						1.5	1.7	1.8
Loss on write-off of property, plant and equipment						0.4	0.4	0.0
Net deferred financing costs		9.6		9.6		10.6	15.5	17.7	$ 18.3
Impairment of investment		$ 0.7		$ 0.7		0.0	0.0	0.8
Fair value of cost method investment						0.0
Accounting Standards Update 2015-26 and 2015-15 [Member]
Accounting Policies [Line Items]
Decrease in long-term debt due to reclassification of asset						10.6
Term Loans, Senior Secured Notes and Senior Unsecured Notes [Member]
Accounting Policies [Line Items]
Net deferred financing costs						10.7
Software And Development Costs [Member]
Accounting Policies [Line Items]
Net book value						7.4	9.5
Depreciation expense						$ 5.0	$ 6.5	$ 6.1
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Accounting Policies [Line Items]
Number of advertising agency groups contributing to more than 10% of outstanding gross receivable balance | Item		0		0		0	0
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Number of customers contributing to more than 10% of revenue | Customer		0	0	0	0	0	0	0
Advertising Barter Transactions [Member]
Accounting Policies [Line Items]
Advertising revenue						$ 3.1	$ 1.2	$ 0.0
Screenvision, LLC [Member]
Accounting Policies [Line Items]
Merger termination payment	$ 26.8
Reverse termination fee, amount of lower payment	$ 2.0
Scenario, Previously Reported [Member]
Accounting Policies [Line Items]
Net deferred financing costs						$ 12.9
AC JV, LLC [Member]
Accounting Policies [Line Items]
Ownership percentage								4.00%
NCM Inc. [Member]
Accounting Policies [Line Items]
Common membership units outstanding | shares		59,836,399		59,836,399		59,239,154
Percentage of common membership units outstanding				43.60%		43.80%
NCM Inc. [Member] | Screenvision, LLC [Member]
Accounting Policies [Line Items]
Merger termination fee and related merger costs					$ 7.5	$ 7.5	$ 7.5
Regal [Member]
Accounting Policies [Line Items]
Common membership units outstanding | shares		27,072,701		27,072,701		26,409,784
Percentage of common membership units outstanding				19.80%		19.50%
Regal [Member] | AC JV, LLC [Member]
Accounting Policies [Line Items]
Ownership percentage								32.00%
Cinemark [Member]
Accounting Policies [Line Items]
Common membership units outstanding | shares		26,384,644		26,384,644		25,631,046
Percentage of common membership units outstanding				19.20%		19.00%
Cinemark [Member] | AC JV, LLC [Member]
Accounting Policies [Line Items]
Ownership percentage								32.00%
AMC [Member]
Accounting Policies [Line Items]
Common membership units outstanding | shares		23,862,988		23,862,988		23,862,988
Percentage of common membership units outstanding				17.40%		17.70%
AMC [Member] | AC JV, LLC [Member]
Accounting Policies [Line Items]
Ownership percentage								32.00%
NCM, LLC. [Member] | AC JV, LLC [Member]
Accounting Policies [Line Items]
Ownership percentage								4.00%
Minimum [Member]
Accounting Policies [Line Items]
Range of terms, in years				3 years		3 years
Minimum [Member] | Software And Development Costs [Member]
Accounting Policies [Line Items]
Estimated useful life						3 years
Maximum [Member]
Accounting Policies [Line Items]
Range of terms, in years				20 years		20 years
Maximum [Member] | Software And Development Costs [Member]
Accounting Policies [Line Items]
Estimated useful life						5 years